Debt - Summary of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Less: Original issue discount (net of amortization)	$ (3,021)	$ (4,888)
Total debt	373,967	564,074
Less: Current portion of long-term debt		(4,150)
Long-term debt	373,967	559,924
Total debt	373,967	564,074
First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt before unamortized discount	376,988	413,962
First Lien Credit Agreement [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt before unamortized discount		413,962
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt before unamortized discount		$ 155,000